Risk and Capital Management - Summary of Risk Level of Financial Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk level of financial assets [Line Items]
Financial assets at fair value through profit or loss	92.10%	85.30%
Total Percentage	100.00%	100.00%
Financial Assets at Fair Value Through Other Comprehensive Income	R$ 105,622	R$ 109,942
Financial assets at amortised cost	1,375,782	1,275,799
Financial assets at fair value through profit or loss	434,169	465,581
Financial Assets	R$ 1,915,573	R$ 1,851,322
Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of risk level of financial assets [Line Items]
Percentage of fainancial assets at amortized cost	2.00%	1.50%
Interbank deposits and securities purchased under agreements to resell [Member] | Low [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	R$ 4,062	R$ 3,517
Securities [Member]
Disclosure of risk level of financial assets [Line Items]
Percentage of fainancial assets at amortized cost	5.60%	12.70%
Securities [Member] | Low [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	R$ 11,401	R$ 30,614
Insurance financial assets [member]
Disclosure of risk level of financial assets [Line Items]
Financial Assets at Fair Value Through Other Comprehensive Income	R$ 587	R$ 1,194
Percentage Of Financial Assets At Amortised Cost	0.30%	0.50%
Financial assets at fair value through profit or loss	R$ 188,491	R$ 205,102
Financial Assets	204,541	240,427
Insurance financial assets [member] | Low [Member]
Disclosure of risk level of financial assets [Line Items]
Financial Assets at Fair Value Through Other Comprehensive Income	587	1,194
Financial assets at fair value through profit or loss	188,480	205,099
Financial Assets	204,530	240,424
Insurance financial assets [member] | Medium [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at fair value through profit or loss	1	3
Financial Assets	1	3
Insurance financial assets [member] | High [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at fair value through profit or loss	10
Financial Assets	10
Insurance financial assets [member] | Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	4,062	3,517
Insurance financial assets [member] | Securities [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	R$ 11,401	R$ 30,614